                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22043

                  Van Kampen Dynamic Credit Opportunities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN DYNAMIC CREDIT OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS | OCTOBER 31, 2007 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                             STATED
  (000)                BORROWER                  COUPON             MATURITY *            VALUE
---------   ------------------------------   --------------   --------------------   --------------
            VARIABLE RATE** SENIOR LOAN INTERESTS 93.2%
            AEROSPACE/DEFENSE 0.7%
  $ 4,710   DeCrane Aircraft
               Holdings, Inc., Term
               Loan ......................    7.99 to 9.25          02/21/13         $    4,639,390
    2,439   IAP Worldwide
               Services, Inc., Term
               Loan ......................        11.50             12/30/12              2,216,760
    3,000   Wesco Aircraft
               Hardware Corp., Term
               Loan ......................        10.95             03/28/14              3,022,500
                                                                                     --------------
                                                                                          9,878,650
                                                                                     --------------
            AUTOMOTIVE   2.5%
   24,937   Ford Motor Co., Term
               Loan ......................        8.70              12/15/13             24,053,038
    2,872   Metokote Corp., Term
               Loan ......................    7.76 to 8.55          11/27/11              2,832,206
      950   Navistar International
               Corp., Revolving
               Credit Agreement ..........        8.23              01/19/12                935,631
    3,667   Navistar International
               Corp., Term Loan ..........        8.23              01/19/12              3,611,209
    1,360   Precision Partners, Inc.,
               Term Loan .................        8.70              10/27/13              1,312,526
    1,943   Textron Fastening
               Systems, Term Loan ........        8.70              08/11/13              1,913,456
                                                                                     --------------
                                                                                         34,658,066
                                                                                     --------------
            BEVERAGE, FOOD & TOBACCO  6.1%
    1,383   Advantage Sales &
               Marketing Inc., Term
               Loan ......................        6.82              03/29/13              1,336,557
   10,193   Birds Eye  Foods Investments,
               Inc., Term Loan ...........        10.50             07/11/12              9,836,002
    6,626   Coleman Natural Foods,
               LLC, Term Loan ............        10.01             08/22/12              5,996,594
    8,990   Culligan International
               Co., Term Loan ............        7.26              11/24/12              8,428,125

    9,976   Dole Food Co., Inc.,
               Term Loan .................    5.11 to 8.50          04/12/13              9,705,000
   10,000   DSW Holdings, Inc.,
               Term Loan .................        9.13              03/07/12              9,750,000
SEK27,307   Findus Ab, Term Loan
               (Sweden) ..................    6.11 to 6.61          11/15/15              4,188,311
EUR 3,185   Foodvest Ltd., Term
               Loan (Sweden) ............     6.59 to 7.09          03/17/14              4,475,038
    5,000   FSB Holdings, Inc.,
               Term Loan .................        7.38              03/29/14              4,925,000
EUR 6,000   Iglo Birds Eye, Term
               Loan (United Kingdom) .....    6.55 to 7.19    12/31/14 to 12/31/15                0
    1,077   National Dairy Holdings,
               L.P., Term Loan ...........        8.82              03/15/12              1,052,959
   13,965   Pinnacle Foods Finance,
               LLC, Term Loan ............        7.95              04/02/14             13,533,579
    3,413   Southern Wine & Spirits
               of America, Inc.,
               Term Loan .................        6.70              05/31/12              3,406,101
    3,000   Van Houtte Inc., Term
               Loan ......................        10.70             01/19/15              2,940,000
    4,951   Volume Services
               America, Inc., Term
               Loan ......................    8.43 to 8.75          10/01/10              4,901,494
                                                                                     --------------
                                                                                         84,474,760
                                                                                     --------------
            BROADCASTING - CABLE  4.1%
   20,725   Charter
               Communications
               Operating, LLC, Term
               Loan ......................        6.99              03/06/14             19,951,273
   19,338   CSC Holdings Inc.,
               Term Loan .................        6.38              02/24/12             18,854,466
    1,500   CW Media Holdings,
               Inc., Term Loan (Canada) ..        8.50              02/15/15              1,500,000
EUR12,000   Kabel
               Baden-Wuerttemburg,
               Term Loan (Germany) .......    7.26 to 7.76    09/27/14 to 09/27/15       16,923,879
                                                                                     --------------
                                                                                         57,229,618
                                                                                     --------------
            BROADCASTING - DIVERSIFIED 0.6%
    8,100   Alpha Topco Ltd.,
               Term Loan
               (United Kingdom) ..........    7.92 to 9.04    12/31/13 to 06/30/14        7,948,950
                                                                                     --------------

            BROADCASTING - RADIO 0.3%
    1,000   NextMedia Operating,
               Inc., Term Loan ...........        9.36              11/15/13                955,000
    3,000   Spanish Broadcasting
               System, Inc., Term
               Loan ......................        6.95              06/11/12              2,846,250
                                                                                     --------------
                                                                                          3,801,250
                                                                                     --------------
            BROADCASTING - TELEVISION 2.0%
    1,000   New Vision Television,
            Term Loan ....................    8.13 to 11.63         11/01/14                990,000
   28,993   Univision
               Communications, Inc.,
               Term Loan .................    7.00 to 7.21          09/29/14             27,525,503
                                                                                     --------------
                                                                                         28,515,503
                                                                                     --------------
            BUILDINGS & REAL ESTATE 4.0%
    2,000   El Ad IDB Las Vegas
               LLC, Term Loan ............        9.12              08/10/08              1,980,000
    7,490   Ginn LA CS Borrower,
               LLC, Term Loan (b) ........    8.60 to 12.70   06/08/11 to 06/08/12        5,628,491
    5,000   Kyle Acquisition Group,
               LLC, Term Loan ............        8.38        07/20/08 to 07/20/10        4,662,500
    1,806   Lake at Las Vegas Joint
               Venture, LLC,
               Revolving Credit
               Agreement (b) .............        24.60             06/20/12              1,185,649
   16,422   Lake at Las Vegas Joint
               Venture, LLC, Term
               Loan (b) ..................   11.21 to 15.30   01/24/08 to 06/20/12       11,809,910
    2,992   Landsource
               Communities
               Development, LLC,
               Term Loan .................        8.25              02/27/13              2,666,496
    3,000   Metroflag BP, LLC,
               Term Loan .................        14.09             07/06/09              2,970,000
    2,000   North Las Vegas, Term
               Loan ......................        11.82             05/30/12              1,600,000
    4,996   Pivotal Promontory,
               Term Loan  ................    9.25 to 13.00   08/31/10 to 08/31/11        4,638,543
    2,994   Realogy Corp., Term
               Loan ......................    7.97 to 8.24          10/10/13              2,790,493

    4,912   Rhodes Ranch General
               Partnership, Term
               Loan ......................    8.70 to 13.11   11/21/10 to 11/21/11        4,078,823
    2,985   Shea Capital I, LLC,
               Term Loan .................        7.20              10/27/11              2,559,573
    2,338   Shea Mountain House,
               LLC, Term Loan ............        6.75              05/11/11              1,999,308
    2,000   Standard Pacific Corp.,
               Term Loan .................        7.27              05/05/13              1,690,000
    2,496   Tamarack Resort, LLC,
               Term Loan .................    8.45 to 11.75         05/19/11              2,184,194
    1,493   TOUSA, Inc.,
              Term Loan ..................        9.82              07/31/12              1,463,583
    1,750   WCI Communities, Inc,
               Term Loan .................        8.62              12/23/10              1,682,625
                                                                                     --------------
                                                                                         55,590,188
                                                                                     --------------
            BUSINESS EQUIPMENT & SERVICES 2.8%
   10,993   Edwards (Cayman
               Islands II) Ltd, Term
               Loan ......................    7.54 to 11.29   05/31/14 to 11/30/14        9,982,950
    2,000   HydroChem Industrial
               Services, Inc., Term
               Loan ......................        10.85             07/12/14              1,990,000
      995   NCO Financial Systems,
               Term Loan .................    8.20 to 8.50          05/15/13                968,247
    4,988   RGIS Services LLC., Term
               Loan ......................        7.25              04/30/14              4,800,469
    1,995   SMG Holdings, Inc.,
               Term Loan .................    8.23 to 8.31          07/27/14              1,935,150
   19,950   VNU, Inc.
               Term Loan .................        7.36              08/09/13             19,453,683
                                                                                     --------------
                                                                                         39,130,499
                                                                                     --------------

            CHEMICALS, PLASTICS & RUBBER 6.0%
    5,992   Arizona Chemical, Co.,
               Term Loan .................    7.54 to 11.01   02/28/13 to 02/28/14        5,627,743
EUR10,931   Borsodchem, Term Loan
               (Hungary) .................     6.98 to 7.48   09/19/14 to 09/09/15       15,619,566
    5,000   Brenntag Holdings
               GMBH & Co. KG,
               Term Loan (Germany) .......        9.39              07/17/15              4,809,375
EUR 3,000   Cognis Deutschland,
               Term Loan (Germany) .......        6.89              09/01/13              4,197,430
    4,964   Fibervisions Delaware
               Corp., Term Loan ..........        8.70              03/31/13              4,666,546
   10,000   Foamex L.P., Term Loan .......        9.99              02/12/14              9,183,330
EUR 6,000   Ineos Group Holdings,
               Plc, Term Loan
               (United Kingdom) ..........    7.24 to 7.74          12/01/13              8,615,871
EUR12,800   Momentive
               Performance, Term
               Loan ......................        6.67              12/14/13             18,024,302
   14,000   Wellman, Inc., Term
               Loan ......................    9.36 to 12.11   02/10/09 to 02/10/10       12,526,500
                                                                                     --------------
                                                                                         83,270,663
                                                                                     --------------
            CONSTRUCTION MATERIAL 1.1%
    1,995   Axia, Inc., Term Loan ........        9.95              12/21/12              1,595,939
    8,978   Building Materials Corp.
               of America, Term
               Loan ......................    7.81 to 10.81   03/15/14 to 09/15/14        7,839,843
    2,992   Building Materials
               Holdings Corp., Term
               Loan ......................        7.70              11/10/13              2,768,010
    2,000   Custom Building
               Products, Inc., Term
               Loan ......................        10.20             04/29/12              1,860,000
    1,995   Masonite International
               Corp., Term Loan
               (Canada) ..................    7.08 to 7.23          04/06/13              1,879,220
                                                                                     --------------
                                                                                         15,943,012
                                                                                     --------------

            CONTAINERS, PACKAGING & GLASS 2.3%
    5,200   Altivity Packaging LLC,
               Term Loan .................        9.75              12/30/13              5,235,750
    8,000   Berlin Packaging LLC,
               Term Loan .................    8.35 to 11.85   08/17/14 to 08/17/15        7,835,000
    3,990   Berry Plastics Group,
               Inc., Term Loan ...........        7.36              04/03/15              3,882,744
    4,042   Berry Plastics Group,
               Inc., Term Loan (b) .......        12.24             06/05/14              3,719,008
    6,000   Consolidated Container
               Co., LLC, Term Loan .......    7.04 to 11.04   03/28/14 to 09/28/14        5,463,750
    2,799   Solo Cup Co., Term
               Loan ......................    8.45 to 9.75          02/27/11              2,797,907
    2,992   Unifrax Corp., Term
               Loan ......................        7.06              05/02/13              2,934,427
                                                                                     --------------
                                                                                         31,868,586
                                                                                     --------------
            DIVERSIFIED MANUFACTURING 0.5%
    6,992   Euramax International,
               Inc., Term Loan ...........    8.24 to 13.24   06/29/12 to 06/29/13        6,393,889
                                                                                     --------------
            ECOLOGICAL 1.0%
    3,800   Energy Solutions, LLC.,
               Term Loan .................        9.83              12/31/14              3,804,750
   10,250   Synagro Technologies,
               Inc., Term Loan ...........        10.25             10/02/14              9,942,500
                                                                                     --------------
                                                                                         13,747,250
                                                                                     --------------
            EDUCATION & CHILD CARE 1.1%
   10,000   Cengage Learning
               Holdings II, L.P., Term
               Loan ......................        7.95              07/05/14              9,694,440
      500   Educate, Inc., Term
               Loan ......................        10.45             06/14/14                493,750
    5,000   Nelson Education Ltd.,
               Term Loan (Canada) ........        11.20             07/05/15              4,850,000
                                                                                     --------------
                                                                                         15,038,190
                                                                                     --------------

            ELECTRONICS 2.6%
    3,000   Ax Acquisition, Term
               Loan ......................        9.31              08/15/14              2,880,000
    4,000   Dealer Computer
               Services, Inc., Term
               Loan ......................        10.70             10/26/13              4,010,000
    3,000   Infor Enterprise
               Solutions Holdings,
               Inc., Term Loan ...........        8.95              07/28/12              2,925,000
    5,000   Kronos Inc., Term Loan .......        10.95             06/11/15              4,687,500
    7,980   Open Solutions, Inc.,
               Term Loan .................        7.28              01/23/14              7,655,768
    4,980   Stratus Technologies,
               Inc., Term Loan ...........        8.95              03/29/11              4,706,005
    9,854   Verint Systems, Inc.,
               Term Loan .................        8.11              05/25/14              9,632,134
                                                                                     --------------
                                                                                         36,496,407
                                                                                     --------------
            ENTERTAINMENT & LEISURE 5.2%
    5,000   Bushnell Inc., Term
               Loan ......................        8.88              08/24/13              4,975,000
    2,926   Fender Musical
               Instruments Corp.,
               Term Loan .................        7.65              06/09/14              2,823,590
   47,502   Metro-Goldwyn-Mayer,
               Studios Inc., Term
               Loan ......................        8.45              04/08/12             45,661,531
    4,987   Panavision, Inc., Term
               Loan ......................    8.44 to 9.04          03/30/11              4,819,051
EUR 7,796   Travelport, Term Loan ........        6.98              08/23/13             11,080,686
    2,500   True Temper Sports,
               Inc., Term Loan ...........        8.70              03/15/11              2,412,500
                                                                                     --------------
                                                                                         71,772,358
                                                                                     --------------
            FARMING & AGRICULTURE   0.5%
    7,000   Wm. Bolthouse Farms, Inc.,
               Term Loan .................        10.70             12/16/13              6,984,691
                                                                                     --------------

            FINANCE 5.7%
    4,000   Daimler Chrysler
               Financial Services,
               Term Loan .................        9.36              08/03/12              3,999,616
    2,868   DCS Business Services,
               Inc., Term Loan ...........        10.50             02/04/11              2,552,755
EUR15,000   First Data Corp., Term
               Loan ......................        7.48              09/24/14             21,035,647
   19,000   First Data Corp., Term
               Loan ......................        7.96              09/24/14             18,354,579
    6,490   National Processing
               Company Group,
               Term Loan .................    8.13 to 9.50          09/29/12              6,406,067
    8,000   Outsourcing Solutions,
               Inc., Term Loan ...........    9.86 to 10.32   06/17/10 to 09/30/10        7,960,000
    2,789   Oxford Acq. III
               Ltd, Term Loan
               (United Kingdom) ..........        6.90              05/11/14              2,654,469
    1,500   Riskmetrics Group
               Holdings, LLC, Term
               Loan ......................        10.70             07/11/14              1,477,500
   10,000   RJO Holdings Corp.,
               Term Loan .................    7.76 to 11.51   07/12/14 to 07/12/15        9,156,250
    5,493   Transfirst Holdings, Inc.,
               Term Loan .................    7.95 to 11.20   06/15/14 to 06/15/15        5,285,300
                                                                                     --------------
                                                                                         78,882,183
                                                                                     --------------
            HEALTH & BEAUTY   1.2%
    7,500   American Safety Razor
               Co., Term Loan ............        11.69             01/30/14              7,500,000
    6,772   Marietta Intermediate
               Holdings., Term
               Loan (b) ..................    9.36 to 13.15   12/17/10 to 12/17/11        5,746,728
    4,988   Philosophy, Inc., Term
               Loan ......................    6.85 to 6.99          03/16/14              4,463,813
                                                                                     --------------
                                                                                         17,710,541
                                                                                     --------------
            HEALTHCARE   4.1%
    5,000   Capella Healthcare, Inc.,
               Term Loan .................        7.70              11/30/12              4,831,250
    2,814   Community Health
               Systems, Inc., Term
               Loan ......................        7.76              07/25/14              2,752,821

    4,995   Concentra, Inc., Term
               Loan ......................    7.45 to 10.86   06/25/14 to 06/25/15        4,766,381
   16,930   HCA, Inc., Term Loan .........    7.20 to 7.45    11/17/12 to 11/17/13       16,488,168
    2,992   Health Management
               Associates, Inc., Term
               Loan ......................    6.50 to 6.95          02/28/14              2,866,133
    1,978   HealthCare Partners,
               Term Loan .................        6.58              10/31/13              1,929,000
    8,495   Inverness Medical
               Innovations, Inc.,
               Term Loan .................    7.20 to 9.45    06/26/14 to 06/26/15        8,445,406
    1,994   Matria Healthcare, Inc.,
               Term Loan .................    7.20 to 7.50          01/19/12              1,953,847
    6,250   Surgical Care Affiliates,
               LLC., Revolving Credit
               Agreement .................        7.45              06/29/13              5,687,500
    3,380   United Surgical Partners
               International,
               Term Loan .................    7.37 to 7.43          04/19/14              3,259,385
    5,000   Viant Holdings Inc.,
               Term Loan .................        7.45              06/25/14              4,687,500
                                                                                     --------------
                                                                                         57,667,391
                                                                                     --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER  PRODUCTS 1.1%
    9,070   Hunter Fan Co., Term
               Loan ......................    8.03 to 12.28   04/16/14 to 10/16/14        7,710,551
      995   Lenox, Inc., Term Loan .......    9.32 to 9.57          04/20/13                935,300
    4,000   National Bedding Co.,
               LLC, Term Loan ............        9.75              08/31/12              3,710,000
    2,923   Quality Home Brands
               Holdings, LLC, Term
               Loan ......................    7.64 to 7.70          12/20/12              2,686,909
                                                                                     --------------
                                                                                         15,042,760
                                                                                     --------------
            HOTELS, MOTELS, INNS & GAMING 2.8%
    2,202   Cannery Casino
               Resorts, LLC, Term
               Loan ......................    2.25 to 7.97          05/18/13              2,138,662

GBP 2,610   Gala Group Ltd., Term
               Loan
               (United Kingdom) ..........        8.80              12/01/12              5,201,031
    1,000   Greektown Casino, LLC,
               Term Loan .................        8.00              12/03/12                964,517
    3,000   Kuilima Resort Co.,
               Term Loan (c) .............        13.00             09/30/11              1,125,000
    8,700   Magnolia Hill, LLC,
               Term Loan .................    8.02 to 14.00   10/30/13 to 04/24/14        8,700,000
    7,500   Wembley, Inc., Term
               Loan ......................    7.26 to 9.72    08/23/11 to 07/18/12        7,128,750
    4,851   Wimar OPCO LLC, Term
               Loan ......................        7.45              01/03/12              4,741,631
    9,149   Yonkers Racing Corp.,
               Term Loan .................        10.88             08/12/11              9,171,743
                                                                                     --------------
                                                                                         39,171,334
                                                                                     --------------
            INSURANCE   2.3%
    7,481   AmWins Group Inc,
               Term Loan .................    8.05 to 8.17          06/08/13              7,107,188
    4,922   C.G. JCF Corp., Term
               Loan ......................        8.32              08/01/14              4,848,495
    3,000   Concord Re, Ltd., Term
               Loan ......................        9.23              02/29/12              2,985,000
    6,492   HMSC Holdings Corp.,
               Term Loan .................    7.46 to 10.71   04/03/14 to 10/03/14        6,115,357
    5,860   Mitchell International,
               Inc., Term Loan ...........        10.50             03/28/15              5,391,200
    6,000   Vertafore, Inc., Term
               Loan ......................   11.26 to 11.51         01/31/13              5,835,000
                                                                                     --------------
                                                                                         32,282,240
                                                                                     --------------

            MEDICAL PRODUCTS & SERVICES 1.6%
   20,000   Biomet Inc., Term Loan .......        8.20              03/25/15             19,930,680
    3,000   VWR Funding, Inc.,
               Term Loan .................        7.70              06/29/14              2,903,439
                                                                                     --------------
                                                                                         22,834,119
                                                                                     --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS 1.5%
    7,635   John Maneely Co., Term
               Loan ......................    8.50 to 8.61          12/08/13              7,138,921
                                                                                     --------------
            NATURAL RESOURCES   0.8%
    8,000   CDX Funding, LLC,
               Term Loan .................        11.39             03/31/13              7,720,000
    3,000   Dresser, Inc., Term
               Loan ......................        11.13             05/04/15              2,930,625
      997   Key Energy
               Group, Inc., Term
               Loan ......................    7.25 to 7.86          06/30/12                994,657
                                                                                     --------------
                                                                                         11,645,282
                                                                                     --------------
            NON-DURABLE CONSUMER PRODUCTS 6.2%
   11,408   Aearo Technologies,
               Inc., Term Loan ...........    7.45 to 10.70   09/24/13 to 06/01/14       11,033,813
    6,771   Amscan Holdings, Inc.,
               Term Loan .................    7.35 to 7.75    05/25/13 to 11/30/14        6,567,857
    5,993   Huish Detergents, Inc.,
               Term Loan .................    7.20 to 9.45    04/26/14 to 10/26/14        5,472,661
    9,400   KIK Custom Products,
               Inc., Term Loan ...........    7.46 to 10.20   05/31/14 to 11/30/17        8,125,000
    5,000   Mattress Holdco,
               Inc., Term
               Loan ......................    7.32 to 7.41          01/18/14              4,750,000
    2,000   Mega Brands, Inc., Term
               Loan (Canada) .............        7.63              07/26/12              1,922,500
      998   Nice Pak Products,
               Term Loan .................    8.46 to 8.65          06/18/14                987,525
EUR20,000   Ontex, Term Loan
               (Belgium) .................    8.35 to 8.85    07/05/12 to 07/05/13       28,608,842

      695   Spectrum Brands, Inc.,
               Revolving Credit
               Agreement .................        9.12              03/30/13                685,852
   13,870   Spectrum Brands, Inc.,
               Term Loan .................    9.24 to 9.75          03/30/13             13,682,755
    5,000   Targus Group
               International, Inc.,
               Term Loan .................        13.87             05/22/13              4,675,000
                                                                                     --------------
                                                                                         86,511,805
                                                                                     --------------
            PAPER & FOREST PRODUCTS 0.3%
    4,000   Ainsworth Lumber Co.,
               Ltd., Term Loan ...........        7.82              06/26/14              3,860,000
                                                                                     --------------
            PHARMACEUTICALS 1.1%
   15,000   Mylan Laboratories, Inc.
              Term Loan ..................        9.75              10/15/08             14,925,000
                                                                                     --------------
            PRINTING & PUBLISHING 10.8%
    2,000   Advanstar
               Communications, Inc.,
               Term Loan .................        7.45              05/31/14              1,905,000
   10,000   American Media
               Operations, Inc., Term
               Loan ......................        8.80              01/31/13              9,887,500
    2,117   Ascend Media Holdings,
               LLC, Term Loan ............        9.45              01/31/12                904,893
    1,202   Canon Communications,
               LLC, Term Loan ............        7.82              05/31/11              1,194,768
    1,430   Dex Media West, LLC,
               Term Loan .................    6.26 to 7.08          03/09/10              1,416,838
    1,000   DRI Holdings, Inc.,
               Term Loan .................    8.20 to 8.31          07/03/14                970,000
    4,000   Endurance Business
               Media, Inc., Term
               Loan ......................        12.01             01/26/14              3,960,000
    5,000   FSC Acquisition, LLC,
               Term Loan .................    7.47 to 7.50          03/08/14              4,156,250

    5,000   Gatehouse Media, Inc.,
               Term Loan .................    7.25 to 7.51          08/28/14              4,665,625
    7,769   Haights Cross
               Operating Co.,
               Term Loan .................    9.06 to 10.06         08/20/08              7,738,393
   10,000   Idearc, Inc., Term Loan ......        6.70              11/17/13              9,727,500
    2,000   Intermedia Outdoor,
               Inc., Term Loan ...........        8.20              01/31/13              1,950,000
    9,769   MediaNews Group, Inc.,
               Term Loan .................    6.64 to 7.14    12/30/10 to 08/02/13        9,318,506
   11,750   Merrill Communications,
               LLC, Term Loan ............        11.25             11/15/13             11,573,750
    5,984   Penton Media, Inc.,
               Term Loan .................    7.23 to 9.98    02/01/13 to 02/01/14        5,665,755
EUR 4,000   Primacom, Term Loan
               (Germany) .................    7.74 to 8.24          09/25/10              5,747,118
    4,500   Primedia, Inc., Term
               Loan ......................    7.07 to 7.45          08/01/14              4,387,500
    3,597   R.H. Donnelley, Inc.,
               Term Loan .................    6.70 to 7.20    12/31/09 to 06/30/11        3,552,784
    9,970   Riverdeep Interactive
               Learning USA, Inc.,
               Term Loan (Ireland) .......        7.95              12/20/13              9,928,330
    4,564   Thomas Nelson, Inc.,
               Term Loan .................        7.31              06/12/12              4,375,774
    1,000   Thomson Medical,
               Term Loan .................        12.53             04/26/15                997,500
   49,875   Tribune Co., Term Loan .......        8.24              05/19/14             46,433,625
                                                                                     --------------
                                                                                        150,457,409
                                                                                     --------------
            RESTAURANTS & FOOD SERVICE 0.3%
    1,596   Center Cut Hospitality,
               Inc., Term Loan ...........        7.50              07/06/14              1,586,025

      142   OSI Restaurant
               Partners, LLC,
               Revolving Credit
               Agreement .................        7.95              06/14/13                137,340
    1,858   OSI Restaurant
               Partners, LLC, Term
               Loan ......................        7.06              06/14/13              1,794,660
    1,000   Sagittarius Restaurants,
               LLC, Term Loan  ...........        7.45              03/29/13                925,000
                                                                                     --------------
                                                                                          4,443,025
                                                                                     --------------
            RETAIL - OIL & GAS 0.7%
    9,493   Pantry, Inc. (The), Term
               Loan ......................    5.39 to 6.88    05/15/08 to 05/15/14        9,214,332
                                                                                     --------------
            RETAIL - STORES 2.5%
   15,000   Dollar General Corp,
               Term Loan .................    7.71 to 8.29          07/06/14             14,328,440
    6,975   General Nutrition
               Centers, Inc., Term
               Loan ......................        7.48              09/16/13              6,654,590
    9,950   Michaels Stores, Inc.,
               Term Loan .................    7.38 to 7.63          10/31/13              9,554,017
    2,000   Neiman Marcus Group,
               Inc., Term Loan ...........        7.45              04/06/13              1,971,584
    1,995   Sally Holdings, Inc.,
               Term Loan .................        8.01              11/16/13              1,960,050
                                                                                     --------------
                                                                                         34,468,681
                                                                                     --------------
            TELECOMMUNICATIONS - EQUIPMENT & SERVICES 1.9%
EUR10,000   Fibernet, Term Loan
               (Bulgaria) ................    6.91 to 7.41    12/20/14 to 12/20/15       14,413,062
EUR 8,000   Orion, Term Loan
               (Germany) .................    6.49 to 7.98          02/02/14             11,454,398
                                                                                     --------------
                                                                                         25,867,460
                                                                                     --------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.4%
    1,990   CavTel Holdings, LLC,
               Term Loan .................        9.95              12/31/12              1,980,025

    8,434   Global Tel*Link Corp.,
               Term Loan .................    5.10 to 8.70          02/14/13              8,370,900
    5,586   Hawaiian Telcom
               Communications, Inc.,
               Term Loan  ................        7.45              06/01/14              5,469,627
    2,793   NuVox Transition
               Subsidiary, LLC, Term
               Loan ......................    8.66 to 8.97          05/31/14              2,771,181
    1,556   Sorenson
               Communications, Inc.,
               Term Loan .................        8.00              04/27/14              1,541,390
                                                                                     --------------
                                                                                         20,133,123
                                                                                     --------------
            TELECOMMUNICATIONS - WIRELESS 2.0%
   11,466   Asurion Corp., Term
               Loan ......................        8.36              07/03/14             11,233,565
   16,905   MetroPCS Wireless,
               Inc., Term Loan ...........    7.50 to 7.63          11/03/13             16,606,865
                                                                                     --------------
                                                                                         27,840,430
                                                                                     --------------
            TEXTILES & LEATHER 0.5%
    2,000   Gold Toe Investment
               Corp., Term Loan ..........        10.99             04/30/14              1,970,000
    5,000   Levi Strauss & Co, Term
               Loan ......................        7.57              03/27/14              4,727,085
                                                                                     --------------
                                                                                          6,697,085
                                                                                     --------------
            TRANSPORTATION - CARGO 0.6%
    9,000   JHCI Acquisitions Inc.,
               Term Loan .................        10.70             12/19/14              7,920,000
                                                                                     --------------
            TRANSPORTATION - PERSONAL 0.3%
      340   Coach America Holdings Inc.
               Term Loan .................    7.98 to 11.71   04/20/14 to 10/20/14          312,381
    5,500   Coach America
               Holdings, Inc.,
               Revolving Credit
               Agreement .................        5.20              04/20/14              4,620,000
                                                                                     --------------
                                                                                          4,932,381
                                                                                     --------------
            UTILITIES 1.3%
    5,000   Bicent Power LLC, Term
               Loan ......................        9.25              12/31/14              4,731,250

    2,900   First Light Power
               Resources, Inc., Term
               Loan ......................        9.75              05/01/14              2,769,500
    5,989   NRG Energy, Inc., Term
               Loan ......................        6.95              02/01/13              5,873,705
    5,000   TPF Generation
               Holdings, LLC, Term
               Loan ......................        9.45              12/15/14              4,787,500
                                                                                     --------------
                                                                                         18,161,955
                                                                                     --------------
            TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 93.2% ..................      1,300,549,987
                                                                                     --------------
            NOTES ** 17.1%
            AUTOMOTIVE 0.7%
   10,000   Del Laboratories, Inc. (d) ...        10.36             11/01/11             10,250,000
                                                                                     --------------
            BROADCASTING - CABLE 2.3%
EUR21,500   Kabel Deutschland
               (Germany) .................   10.63 to 10.75         07/01/14             31,741,164
                                                                                     --------------
            BUILDINGS & REAL ESTATE 1.7%
EUR14,865   Eco-bat Finance
            (United Kingdom) (e) .........        10.13             01/31/13             22,959,221
                                                                                     --------------
            CONSTRUCTION MATERIAL 0.2%
    2,000   Compression Polymers
               Corp. .....................        12.13             07/01/12              2,010,000
                                                                                     --------------
            CHEMICALS, PLASTICS & RUBBER 0.3%
    5,000   Cognis GMBH
               (Germany) (e) .............        7.53              09/15/13              4,787,500
                                                                                     --------------
            CONTAINERS, PACKAGING & GLASS 2.5%
EUR10,000   Ardagh Glass Finance
               Bv (Ireland) (e) ..........        8.88              07/01/13             14,775,200
EUR 2,000   Oi European Group Bv
               (Netherlands) (e) .........        6.88              03/31/17              2,864,506
EUR 6,950   Pregis Corp. .................        9.21              04/15/13             10,351,911
EUR 5,000   Rexam Plc
               (United Kingdom) ..........        6.75              06/29/67              7,025,173
                                                                                     --------------
                                                                                         35,016,790
            ELECTRONICS 1.7%
EUR18,450   Invensys Plc
               (United Kingdom) (e) ......        9.88              03/15/11             23,653,955
                                                                                     --------------
            FINANCE 0.3%
EUR 2,700   Ford Credit Europe
               (United Kingdom) ..........        7.13              01/15/13              3,497,763
                                                                                     --------------
            HOTELS, MOTELS, INNS & GAMING 1.0%
    2,000   Codere Fin Luxembourg
               SA (Luxembourg) (e) .......        8.25              06/15/15              2,962,283
EUR 4,000   Lottomatica SPA
               (Italy) (e) ...............        8.25              03/31/66              5,982,507
EUR 4,000   Peermont Global Ltd
               (South Africa) (e) ........        7.75              04/30/14              5,576,913
                                                                                     --------------
                                                                                         14,521,703
                                                                                     --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS 1.0%
EUR 2,000   FMG Finance Pty Ltd
                (Australia) (e) ..........        9.75              09/01/13              3,223,022
    9,000   FMG Finance Pty Ltd
                (Australia) (e) ..........        10.63       09/01/13 to 09/01/16       10,710,000
                                                                                     --------------
                                                                                         13,933,022
                                                                                     --------------

            TELECOMMUNICATIONS - WIRELESS 4.1%
EUR11,325   Magyar Telecom (Invtel)
               (Netherlands) (e) .........        10.75             08/15/12             17,778,721
EUR29,000   Wind Acquisition Fin SA
               (Luxembourg) (e) ..........    9.75 to 10.75         12/01/15             38,523,634
                                                                                     --------------
                                                                                         56,302,355
                                                                                     --------------
            TRANSPORTATION - CARGO 1.2%
EUR10,900   Cb Bus Ab (Sweden) ...........        9.13              08/01/09             16,104,968
                                                                                     --------------
            UTILITIES 0.3%
GBP 2,000   Intergen Nv
               (Netherlands) (e) .........        9.50              06/30/17              4,358,733
                                                                                     --------------
            TOTAL NOTES ** 17.1% .................................................      239,137,174
                                                                                     --------------
   TOTAL LONG-TERM INVESTMENTS 110.8%
      (Cost $1,567,358,090) ......................................................    1,539,687,161
                                                                                     --------------

   SHORT-TERM INVESTMENTS
   REPURCHASE AGREEMENTS 8.7%
   State Street Bank & Trust Co. ($120,500,000 par collateralized by
      U.S. Government obligations in a pooled cash account,
      interest rate of 4.45%, dated 10/31/07, to be sold on 11/01/07
      at $120,514,895) (a) .......................................................      120,500,000
   TIME DEPOSIT 0.3%
   State Street Bank & Trust Corp. ($4,515,911 par, 0.70%
      coupon, dated 10/31/07, to be sold on 11/01/07 at $4,515,998) ..............        4,515,911
                                                                                     --------------
   TOTAL SHORT-TERM INVESTMENTS 9.0%
      (Cost $125,015,911) ........................................................      125,015,911
                                                                                     --------------
   TOTAL INVESTMENTS 119.8%
      (Cost $1,692,374,001) ......................................................    1,664,703,072
   FOREIGN CURRENCY  1.2%
      (Cost $16,388,981) .........................................................       16,564,320
   LIABILITIES IN EXCESS OF OTHER ASSETS (21.0%) .................................     (289,587,757)
                                                                                     --------------
   NET ASSETS 100.0% .............................................................   $1,391,679,635
                                                                                     --------------

     Par Amounts are denominated in US currency unless otherwise noted.

     Percentages are calculated as a percentage of net assets.

(a) All or a portion of this security is designated in connection with unfunded loan commitments.

(b)  Payment-in-kind security.

(c)  This Senior Loan interest is non-income producing.

(d) Variable rate security. Interest rate shown is that in effect at October 31, 2007.

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

NR  - Not rated
EUR - Euro
GBP - Great Britain Pound
SEK - Swedish Krona

SWAP AGREEMENTS OUTSTANDING AS OF OCTOBER 31, 2007:
CREDIT DEFAULT SWAPS

                                                          PAY/
                                                        RECEIVE                 NOTIONAL
                                            BUY/SELL     FIXED    EXPIRATION     AMOUNT     UPFRONT
COUNTERPARTY          REFERENCE ENTITY     PROTECTION     RATE       DATE         (000      PAYMENTS      VALUE
------------        --------------------   ----------   -------   ----------   ---------   ---------   -----------
Goldman Sachs
   Credit,          Standard Pacific       Sell          4.77%     09/20/12     $ 5,000    $       0   $(1,080,443)
   Partmers, L.P.      Corporation
Goldman Sachs
   Credit,          K. Hovnanian           Sell          4.69      09/20/12       5,000            0      (677,007)
   Partmers, L.P.      Enterprises. Inc.
Goldman Sachs
   Credit,          LCDX.NA.9              Sell          1.20      06/20/12      40,000     (130,000)     (585,522)
   Partmers, L.P.
Goldman Sachs
   Credit,          CDX.NA.HY.9            Buy           3.75      12/20/12      50,000     (329,861)      971,251
   Partmers, L.P.
UBS AG              CDX.NA.HY.9            Buy           3.75      12/20/12      40,000     (263,889)      777,000
Goldman Sachs       Peermont
   Credit,             Global Limited      Sell          3.50      09/20/12       7,243            0       (52,940)
   Partmers, L.P.
Goldman Sachs       UPC
   Credit,             Holding B.V         Sell          3.45      09/20/12       7,243            0       (52,892)
   Partmers, L.P.
Bank of             WDAC
   America N.A.        Subsidiary Corp     Sell          3.30      09/20/12       7,243            0        52,079
Credit
   Suisse           Codere Finance
   International       (Luxembourg) S.A.   Sell          3.42      09/20/12       7,243            0         2,504
Bank of             Kabel Deutsche-
   America N.A.        land GMBH           Sell          3.05      09/20/10       7,243            0        43,550
Bank of             Seat Pagine
   America N.A.        Gialle S.P.A.       Sell          3.35      09/20/12       7,243            0       206,762
UBS AG              M-Real OYJ             Sell          3.05      09/20/08       7,243            0        28,718
Goldman Sachs
   Credit,          M-Real OYJ             Sell          3.45      09/20/09       7,243            0         6,333
   Partmers, L.P.
Goldman Sachs
   Credit,          M-Real OYJ             Sell          3.10      09/20/08       7,243            0        32,340
   Partmers, L.P.
Citigroup

Global Markets      International          Sell          3.50      09/20/12       7,243            0       186,919
   Limited            Power PLC
Goldman Sachs
   Credit,          British Energy         Sell          3.50      12/20/12      21,728            0       396,636
   Partmers, L.P.      Holdings PLC
Goldman Sachs
   Credit,          Gala Group             Sell          3.45      12/20/12       7,243            0        42,862
   Partmers, L.P.      Finance Ltd.
Goldman Sachs
   Credit,          JSG Holding            Sell          3.00      09/20/12       7,243            0        27,352
   Partmers, L.P.      PLC
                                                                                                       -----------
TOTAL CREDIT DEFAULT SWAPS                                                                             $   325,505
                                                                                                       -----------

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2007:

                                                                               UNREALIZED
                                                                             APPRECIATION/
                                           IN EXCHANGE FOR   CURRENT VALUE    DEPRECIATION
                                           ---------------   -------------   -------------
LONG CONTRACTS:
Euro
   5,998,000 expiring 1/16/08...........         US$            8,696,293     $   226,517
   7,117,250 expiring 1/16/08...........         US$           10,319,055         149,216
   1,907,941 expiring 1/16/08...........         US$            2,766,258          46,106
   2,549,898 expiring 1/16/08...........         US$            3,697,009          13,299
   400,989 expiring 1/16/08.............         US$              581,380           1,049
                                                                              -----------
                                                                              $   436,187
                                                                              -----------
SHORT CONTRACTS:
Euro
   176,904,839 expiring 1/16/08.........         US$          256,488,208      (7,193,908)
   5,718,730 expiring 1/16/08...........         US$            8,291,389        (191,952)
   5,916,111 expiring 1/16/08...........         US$            8,577,565        (160,122)
   5,185,000 expiring 1/16/08...........         US$            7,517,552        (166,778)
   23,747,500 expiring 1/16/08..........         US$           34,430,679        (697,355)
   3,382,416 expiring 1/16/08...........         US$            4,904,047         (67,393)
   7,567,507 expiring 1/16/08...........         US$           10,971,867        (267,628)
   3,969,134 expiring 1/16/08...........         US$            5,754,710         (90,518)
   6,490,469 expiring 1/16/08...........         US$            9,410,307        (119,200)
   1,613,150 expiring 1/16/08...........         US$            2,338,850         (15,366)
                                                                              -----------
                                                                               (8,970,220)
                                                                              -----------
Pound Sterling
   2,120,000 expiring 1/16/08...........         US$            4,396,980         (76,420)
                                                                              -----------
Swedish Krona
   26,044,422 expiring 1/16/08..........         US$            4,014,982         (90,737)
   325,646 expiring 1/16/08.............         US$               51,327          (1,142)
                                                                              -----------
                                                                                  (91,879)
                                                                              -----------
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS                                      $(8,702,332)
                                                                              -----------


           SUMMARY OF LONG-TERM INVESTMENTS BY COUNTRY CLASSIFICATION

COUNTRY               VALUE       PERCENT OF NET ASSETS
-------          --------------   ---------------------
United States     1,158,241,556            75.2%
United Kingdom       81,556,432             5.3%
Germany              79,660,864             5.2%
Luxembourg           41,485,917             2.7%
Belgium              28,608,843             1.9%
Netherlands          25,001,960             1.6%
Sweden               24,768,317             1.6%

Ireland              24,703,530             1.6%
Hungary              15,619,567             1.0%
Bulgaria             14,413,063             0.9%
Australia            13,933,022             0.9%
Canada               10,151,719             0.7%
Cayman Islands        9,982,950             0.6%
Italy                 5,982,507             0.4%
South Africa          5,576,914             0.4%
                 --------------           -----
                 $1,539,687,161           100.0%
                 --------------           -----

RATINGS ALLOCATION AS OF 10/31/07

BBB/Baa      0.6%
BB/Ba       28.7%
B/B         42.3%
CCC/Caa      7.5%
Non-Rated   20.9%

Ratings allocations are as a percentage of debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Bank loans rated below BBB by Standard and Poor's or Baa by Moody's are considered to be below investment grade.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Dynamic Credit Opportunities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  December 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  December 20, 2007